Intangible Assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$ 688,407	$ 492,147	$ 381,740
Accumulated Amortization	(152,440)	(112,568)	(48,668)
Net carrying Amount	535,967	379,579	333,072
Intangible assets not subject to amortization
Trademarks	$ 251,157	$ 130,000	$ 130,000